SCHEDULE OF INTANGIBLES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Estimated Remaining Life (years)	20 years	18 years
Capitalized patent costs	$ 104,226	$ 79,179	$ 46,932
Accumulated amortization	(6,346)	3,644
Intangible assets, net	$ 97,880	$ 75,535	$ 46,932